Employee Benefits (Details) - Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates	Dec. 31, 2023	Dec. 31, 2022
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Discount rate	10.80%	13.60%
Annual salary increase rate	5.50%	5.50%
Annual inflation rate	5.50%	5.50%
Minimum [Member]
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Mortality rate - men	0.00112%	0.00112%
Mortality rate - women	0.00063%	0.00063%
Maximum [Member]
Schedule of Discount Rates, Salary Increase Rates, Inflation Rates and Mortality Rates [Line Items]
Mortality rate - men	0.03403%	0.03403%
Mortality rate - women	0.01918%	0.01918%